Document and Entity Information	Nov. 05, 2020
Cover Abstract
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	ENTASIS THERAPEUTICS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38670
Entity Tax Identification Number	82-4592913
Entity Address, Address Line One	35 Gatehouse Drive
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	810-0120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ETTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001724344
Amendment Flag	false